Goodwill and Intangibles	3 Months Ended
Nov. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
Goodwill and Intangibles
The following table presents the changes in goodwill:

Total
Balance, August 26, 2017 (Successor)	465,030
Goodwill working capital adjustment	1,757
Balance, November 25, 2017 (Successor)	$466,787

Changes in fair value of the Company’s Goodwill from August 26, 2017 to November 25, 2017 resulted from the acquisitions and application of the acquisition method of accounting as described in Note 3 above. There were no impairment charges related to goodwill during these periods or since the inception of the Company.

Intangible assets, net in our Condensed Consolidated Balance Sheets consist of the following:

Successor		November 25, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	1,498	57,502
Proprietary recipes and formulas	7 years	7,000	381	6,619
Licensing agreements	14 years	22,000	599	21,401
		$320,000	$2,478	$317,522

Successor		August 26, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Intangible assets, net changed due to regular amortization expense. Amortization expenses related to intangible assets during the thirteen weeks ended November 25, 2017 and November 26, 2016 were $1.6 million and $2.2 million respectively.

Estimated future amortization for each of the next five fiscal years and thereafter is as follows:

(In thousands by fiscal year)
2018	$4,879
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	54,623